Current assets - trade and other receivables	12 Months Ended
Jun. 30, 2019
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Current assets - trade and other receivables

Note 10. Current assets - trade and other receivables

	2019	2018
	A$’000	A$’000

Trade receivables	17	1
Less: Provision for impairment of receivables	(17)	—
R&D tax rebate receivable	1,440	2,200

	1,440	2,201

Other receivables	112	120
Deposits held	564	609
Less: Provision for impairment of deposits held	(405)	(394)

	1,711	2,536

Deposits held included a guarantee to the value of €250,000 (A$387,657) for the “APO Trend” case. Please refer to note 28 for further information on ‘deposits held’.

Allowance for expected credit losses

The consolidated entity has recognised a A$16,767 (2018: loss of nil) in profit or loss in respect of impairment of receivables (excluding ‘deposits held’) for the year ended 30 June 2019.

The ageing of the impaired receivables provided for above are as follows:

	2019	2018
	A$’000	A$’000

Trade receivables less than 6 months overdue	17	—